RELATED PARTY TRANSACTIONS	3 Months Ended	6 Months Ended	10 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 4. RELATED PARTY TRANSACTIONS

Founder Shares

On March 22, 2021, the Sponsor purchased 4,312,500 founder shares (“Founder Shares”), which are Class B ordinary shares, for an aggregate purchase price of $25,000, or approximately $0.006 per share. On June 14,2021, Sponsor effected a surrender of 862,500 Class B ordinary shares to us for no consideration, resulting in a decrease in the total number of Class B ordinary shares outstanding from 4,312,500 to 3,450,000. All shares and share amounts have been retroactively adjusted. The holders of the Founder Shares agreed to surrender and cancel up to an aggregate of 450,000 Founder Shares, on a pro rata basis, to the extent that the option to purchase additional Units was not exercised in full by the underwriters, so that the Founder Shares would represent approximately 20% of the Company’s issued and outstanding shares after the Initial Public Offering. The underwriters fully exercised their over-allotment option on July 19, 2021; therefore, these 450,000 Founder Shares were no longer subject to possible redemption.

In connection with the closing of the IPO and sale of Units to the Anchor Investors, in exchange for the Anchor Investors’ participation in the Initial Public Offering, the Sponsor sold and transferred membership interests in the Sponsor that, in aggregate, represent an indirect economic interest in 917,365 Founder Shares and 2,490,500 Private Placement Warrants. The Anchor Investors paid approximately $2.5 million in total for the Sponsor membership interests, resulting in each Anchor Investor effectively paying $1.00 per Private Placement Warrant and approximately $0.008 per Founder Share. The Company determined that the aggregate fair value of the Sponsor membership interests sold to the Anchor Investors was approximately $7.2 million. To estimate the fair value of Sponsor membership interests, management considered the probability and timing of IPO completion, business combination completion, and an appropriate discount for lack of marketability, all Level 3 inputs under ASC 820. The excess of the fair value of the Sponsor membership interests issued to the Anchor Investors over the aggregate consideration paid for such interests was considered to be an offering cost of the Company’s Initial Public Offering, in accordance with Staff Accounting Bulletin Topic 5A, and a deemed dividend to the Company from the Sponsor for the same amount.

The Initial Shareholders agreed not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination and (B) subsequent to the initial Business Combination, (x) if the closing price of Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Public Shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Private Placement

Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 5,370,000 Private Placement Warrants, at a price of $1.00 per Private Placement Warrant to the Sponsor, and Anchor Investors, generating proceeds of approximately $5.4 million. Concurrent with the consummation of the Over-Allotment on July 19, 2021, the Sponsor purchased 540,000 additional Private Placement Warrants, generating proceeds of $540,000. The Anchor Investors purchased an indirect economic interest in 2,490,500 of the warrants in the Private Placement and the Second Private Placement.

Each whole Private Placement Warrant is exercisable for one whole share of Class A ordinary shares at a price of $11.50 per share. A portion of the proceeds from the sale of the Private Placement Warrants was added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless. The Private Placement Warrants will be non-redeemable for cash and exercisable on a cashless basis so long as they are held by the Sponsor or their permitted transferees.

The Sponsor, Anchor Investors and the Company’s officers and directors agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the initial Business Combination.

Related Party Loans

On March 22, 2021, the Sponsor agreed to loan the Company up to $200,000 pursuant to a promissory note (the “Note”). The Note was non-interest bearing, unsecured and due on the closing date of the Initial Public Offering. As of June 30, 2021, the Company borrowed approximately $117,000 under the Note. The Company repaid the Note in full on July 21, 2021. As of March 31, 2022, there was no balance outstanding.

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor, members of the Company’s founding team or any of their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. As of March 31, 2022 and December 31, 2021, the Company had no borrowings under the Working Capital Loans.

Support Agreement and Services

The Company agreed to pay the Sponsor a total of $10,000 per month, commencing on July 14, 2021, for office space, utilities, secretarial and administrative support services provided to members of the management team. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the three months ended March 31, 2022, the Company incurred such fees of $30,000, included as general and administrative fees — related party on the condensed statements of operations. As of March 31, 2022 and December 31, 2021, $30,000 and $0, respectively, has been accrued for such services and is included as due from related party on the accompanying condensed balance sheets.

An affiliate of the Company’s Sponsor and CFO provides office space and consulting fees to the Company. For the three months ended March 31, 2022, the Company incurred fees of approximately $60,000 for these services, which are included as general and administrative fees — related party on the condensed statements of operations. No such fees were incurred in the period from March 10 (inception) through March 31, 2021. As of March 31, 2022, approximately $5,000 was due from the related party.

Forward Purchase Agreements

On August 5, 2021, the Company entered into Forward Purchase Agreements with certain Anchor Investors, Athanor Master Fund LP (“AMF”) and with Athanor International Master Fund, LP (“AIF”) (collectively the “Forward Purchase Agreements”, and collectively, “AMF and AIF are “Purchasers”).

Pursuant to the Forward Purchase Agreements, the Company shall issue and sell to the Purchasers, and the Purchasers shall purchase from the Company, an aggregate of 7,500,000 forward purchase shares, or “Forward Purchase Shares”, for a purchase price of $10.00 per Forward Purchase Share, or $75,000,000 in the aggregate. Each Forward Purchase Share will consist of one Class A ordinary share of the Company. The Class A ordinary shares will have the same terms as the Company’s publicly traded Class A ordinary shares but will be restricted securities and not be freely tradable until registered with the SEC.

In January 2022, the Forward Purchase Agreements were amended (“Amended Forward Purchase Agreements”) to: i) reduce the number of forward purchase shares from an aggregate of 7,500,000 to 3,000,000 and from a total $75,000,000 in the aggregate to $30,000,000 in the aggregate; and ii) to add a requirement for the Purchasers to provide a binding redemption backstop (the “Redemption Backstop”) to purchase an additional $15 million of the redeeming shares in the event that redemptions are greater than 90% in connection with a Business Combination (the “Excess Redemptions”); and iii) to add a requirement that at the time of entering into a binding agreement for the Business Combination, the Purchasers will directly provide the target merger company (Target”) with bridge financing of $30 million evidenced by a convertible promissory note (“Convertible Note”) which shall be convertible into the Company’s Class A ordinary shares at the closing of the Business Combination.

NOTE 4. RELATED PARTY TRANSACTIONS

Founder Shares

On March 22, 2021, the Sponsor purchased 4,312,500 founder shares (“Founder Shares”), which are Class B ordinary shares, for an aggregate purchase price of $25,000, or approximately $0.006 per share. On June 14,2021, Sponsor effected a surrender of 862,500 Class B ordinary shares to us for no consideration, resulting in a decrease in the total number of Class B ordinary shares outstanding from 4,312,500 to 3,450,000. All shares and share amounts have been retroactively adjusted. The holders of the Founder Shares agreed to surrender and cancel up to an aggregate of 450,000 Founder Shares, on a pro rata basis, to the extent that the option to purchase additional Units was not exercised in full by the underwriters, so that the Founder Shares would represent approximately 20% of the Company’s issued and outstanding shares after the Initial Public Offering. The underwriters fully exercised their over-allotment option on July 19, 2021; therefore, these 450,000 Founder Shares were no longer subject to possible redemption.

In connection with the closing of the IPO and sale of Units to the Anchor Investors, in exchange for the Anchor Investors’ participation in the Initial Public Offering, the Sponsor sold and transferred membership interests in the Sponsor that, in aggregate, represent an indirect economic interest in 917,365 Founder Shares and 2,490,500 Private Placement Warrants. The Anchor Investors paid approximately $2.5 million in total for the Sponsor membership interests, resulting in each Anchor Investor effectively paying $1.00 per Private Placement Warrant and approximately $0.008 per Founder Share. The Company determined that the aggregate fair value of the Sponsor membership interests sold to the Anchor Investors was approximately $7.2 million. To estimate the fair value of

Sponsor membership interests, management considered the probability and timing of IPO completion, business combination completion, and an appropriate discount for lack of marketability, all Level 3 inputs under ASC 820. The excess of the fair value of the Sponsor membership interests issued to the Anchor Investors over the aggregate consideration paid for such interests was considered to be an offering cost of the Company’s Initial Public Offering, in accordance with Staff Accounting Bulletin Topic 5A, and a deemed dividend to the Company from the Sponsor for the same amount.

The Initial Shareholders agreed not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination and (B) subsequent to the initial Business Combination, (x) if the closing price of Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Public Shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Private Placement

Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 5,370,000 Private Placement Warrants, at a price of $1.00 per Private Placement Warrant to the Sponsor, and Anchor Investors, generating proceeds of approximately $5.4 million. Concurrent with the consummation of the Over-Allotment on July 19, 2021, the Sponsor purchased 540,000 additional Private Placement Warrants, generating proceeds of $540,000. The Anchor Investors purchased an indirect economic interest in 2,490,500 of the warrants in the Private Placement and the Second Private Placement.

Each whole Private Placement Warrant is exercisable for one whole share of Class A ordinary shares at a price of $11.50 per share. A portion of the proceeds from the sale of the Private Placement Warrants was added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless. The Private Placement Warrants will be non-redeemable for cash and exercisable on a cashless basis so long as they are held by the Sponsor or their permitted transferees.

The Sponsor, Anchor Investors and the Company’s officers and directors agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the initial Business Combination.

Related Party Loans

On March 22, 2021, the Sponsor agreed to loan the Company up to $200,000 pursuant to a promissory note (the “Note”). The Note was non-interest bearing, unsecured and due on the closing date of the Initial Public Offering. As of June 30, 2021, the Company borrowed approximately $117,000 under the Note. The Company repaid the Note in full on July 21, 2021. As of June 30, 2022, there was no balance outstanding.

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor, members of the Company’s founding team or any of their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.00 per warrant. The warrants will be identical to the Private Placement Warrants.

On May 11, 2022, an affiliate of the Sponsor agreed to loan the Company up to $300,000 to cover ongoing expenses of the Company pursuant to a promissory note (the “Working Capital Loan”). The Working Capital Loan does not bear interest and will mature upon closing of an initial Business Combination. In the event that a Business Combination does not close prior to January 13,

2023, the Working Capital Loan shall be deemed to be terminated and no amounts will thereafter be due under the Working Capital Loan. The principal balance may not be prepaid without the consent of the lender. The Working Capital Loan is convertible, at the lender’s discretion, into warrants of the Company at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. The Working Capital Loan contains customary events of default, including, among others, those relating to the Company’s failure to make a payment of principal when due and to perform any other obligations that is not timely cured after written notice of such default from the sponsor. As of June 30, 2022, there was approximately $179,000 outstanding under the Working Capital Loan. No amounts were outstanding as of December 31, 2021. The conversion option is an embedded derivative under ASC 815 that is required to be separately measured at fair value with subsequent changes in fair value recognized in Company’s condensed consolidated statements of operations each reporting period until the Working Capital Loan is repaid, converted or terminated. The embedded conversion was determined to have de minimis value as of each funding date and at June 30, 2022. The Company valued the embedded conversion option using a Black-Scholes option model assuming the warrants as the underlying. The traded price of the Public Warrants as of each funding date and on June 30, 2022 was used as a proxy for the underlying warrant price. The time to maturity was estimated based on management’s estimated time to close a Business Combination. The volatility was derived from the traded prices of the Public Warrants.

Support Agreement and Services

The Company agreed to pay the Sponsor a total of $10,000 per month, commencing on July 14, 2021, for office space, utilities, secretarial and administrative support services provided to members of the management team. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the three months ended June 30, 2022 and 2021, the Company incurred such fees of $30,000 and $-0-, respectively, included as general and administrative fees — related party on the condensed consolidated statements of operations. For the six months ended June 30, 2022 and the period from March 10, 2021 (inception) through June 30, 2021, the Company incurred such fees of $60,000 and $-0-, respectively, included as general and administrative fees - related party on the condensed consolidated statements of operations. As of June 30, 2022 and December 31, 2021, $60,000 and $-0-, respectively, been accrued for such services and is included as due from related party on the accompanying condensed consolidated balance sheets.

An affiliate of the Company’s Sponsor and CFO provides office space and consulting fees to the Company. For the three months ended June 30, 2022 and 2021, the Company incurred fees of approximately $168,000 and $-0-, respectively, for these services, which are included as general and administrative fees — related party on the condensed consolidated statements of operations. For the six months ended June 30, 2022 and the period from March 10, 2021 (inception) through June 30, 2021, the Company incurred fees of approximately $228,000 and $-0-, respectively, for these services, which are included as general and administrative fees - related party on the condensed consolidated statements of operations. As of June 30, 2022, approximately $103,000 was due to the related party.

Forward Purchase Agreements

On August 5, 2021, the Company entered into Forward Purchase Agreements with certain Anchor Investors, Athanor Master Fund LP (“AMF”) and with Athanor International Master Fund, LP (“AIF”) (collectively the “Forward Purchase Agreements”, and collectively, “AMF and AIF are “Purchasers”).

Pursuant to the Forward Purchase Agreements, the Company shall issue and sell to the Purchasers, and the Purchasers shall purchase from the Company, an aggregate of 7,500,000 forward purchase shares, or “Forward Purchase Shares”, for a purchase price of $10.00 per Forward Purchase Share, or $75,000,000 in the aggregate. Each Forward Purchase Share will consist of one Class A ordinary share of the Company. The Class A ordinary shares will have the same terms as the Company’s publicly traded Class A ordinary shares but will be restricted securities and not be freely tradable until registered with the SEC.

In January 2022, the Forward Purchase Agreements were amended (“Amended Forward Purchase Agreements”) to: i) reduce the number of forward purchase shares from an aggregate of 7,500,000 to 3,000,000 and from a total $75,000,000 in the aggregate to $30,000,000 in the aggregate; and ii) to add a requirement for the Purchasers to provide a binding redemption backstop (the “Redemption Backstop”) to purchase an additional $15 million of the redeeming shares in the event that redemptions are greater than 90% in connection with a Business Combination (the “Excess Redemptions”); and iii) to add a requirement that at the time of entering into a binding agreement for the Business Combination, the Purchasers will directly provide the target merger company (Target”) with bridge financing of $30 million evidenced by a convertible promissory note (“Convertible Note”) which shall be convertible into the Company’s Class A ordinary shares at the closing of the Business Combination.

NOTE 4. RELATED PARTY TRANSACTIONS

Founder Shares

On March 22, 2021, the Sponsor purchased 4,312,500 founder shares (“Founder Shares”), which are Class B ordinary shares, for an aggregate purchase price of $25,000, or approximately $0.006 per share. On June 14, 2021, Sponsor effected a surrender of 862,500 Class B ordinary shares to us for no consideration, resulting in a decrease in the total number of Class B ordinary shares outstanding from 4,312,500 to 3,450,000. All shares and share amounts have been retroactively adjusted. The holders of the Founder Shares agreed to surrender and cancel up to an aggregate of 450,000 Founder Shares, on a pro rata basis, to the extent that the option to purchase additional Units was not exercised in full by the underwriters, so that the Founder Shares would represent approximately 20% of the Company’s issued and outstanding shares after the Initial Public Offering. The underwriters fully exercised their over-allotment option on July 19, 2021; therefore, these 450,000 Founder Shares were no longer subject to possible redemption.

In connection with the closing of the IPO and sale of Units to the Anchor Investors, in exchange for the Anchor Investors’ participation in the Initial Public Offering, the Sponsor sold and transferred membership interests in the Sponsor that, in aggregate, represent an indirect economic interest in 917,365 Founder Shares and 2,490,500 Private Placement Warrants. The Anchor Investors paid approximately $2.5 million in total for the Sponsor membership interests, resulting in each Anchor Investor effectively paying $1.00 per Private Placement Warrant and approximately $0.008 per Founder Share. The Company determined that the aggregate fair value of the Sponsor membership interests sold to the Anchor Investors was approximately $7.2 million. To estimate the fair value of Sponsor membership interests, management considered the probability and timing of IPO completion, business combination completion, and an appropriate discount for lack of marketability, all Level 3 inputs under ASC 820. The excess of the fair value of the Sponsor membership interests issued to the Anchor Investors over the aggregate consideration paid for such interests was considered to be an offering cost of the Company’s Initial Public Offering, in accordance with Staff Accounting Bulletin Topic 5A, and a deemed divided to the Company from the Sponsor for the same amount.

The Initial Shareholders agreed not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination and (B) subsequent to the initial Business Combination, (x) if the closing price of Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Public Shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Private Placement

Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 5,370,000 Private Placement Warrants, at a price of $1.00 per Private Placement Warrant to the Sponsor, and Anchor Investors, generating proceeds of approximately $5.4 million. Concurrent with the consummation of the Over-Allotment on July 19, 2021, the Sponsor purchased 540,000 additional Private Placement Warrants, generating proceeds of $540,000. The Anchor Investors purchased an indirect economic interest in 2,490,500 of the warrants in the Private Placement and the Second Private Placement.

Each whole Private Placement Warrant is exercisable for one whole share of Class A ordinary shares at a price of $11.50 per share. A portion of the proceeds from the sale of the Private Placement Warrants was added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless. The Private Placement Warrants will be non-redeemable for cash and exercisable on a cashless basis so long as they are held by the Sponsor or their permitted transferees.

The Sponsor, Anchor Investors and the Company’s officers and directors agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the initial Business Combination.

Related Party Loans

On March 22, 2021, the Sponsor agreed to loan the Company up to $200,000 pursuant to a promissory note (the “Note”). The Note was non-interest bearing, unsecured and due on the closing date of the Initial Public Offering. As of June 30, 2021, the Company borrowed approximately $117,000 under the Note. The Company repaid the Note in full on July 21, 2021. As of December 31, 2021, there was no balance outstanding.

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor, members of the Company’s founding team or any of their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. As of December 31, 2021, the Company had no borrowings under the Working Capital Loans.

Support Agreement and Services

The Company agreed to pay the Sponsor a total of $10,000 per month, commencing on the date of listing on the NYSE, for office space, utilities, secretarial and administrative support services provided to members of the management team. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the period from March 10, 2021 (inception) through December 31, 2021, the Company incurred such fees of $55,000, included as general and administrative fees — related party on the statement of operations. Approximately $18,000 has been included for such services and is included as due from related party on the accompanying balance sheet.

An affiliate of the Company’s Sponsor and CFO provides office space and consulting services to the Company. For the period from March 10, 2021 (inception) through December 31, 2021, the Company incurred fees of $113,000, included as general and administrative fees — related party on the statement of operations. There is no balance owed for these services as of December 31, 2021.

Forward Purchase Agreements

On August 5, 2021, the Company entered into Forward Purchase Agreements with certain Anchor Investors, Athanor Master Fund LP (“AMF”) and with Athanor International Master Fund, LP (“AIF”) (collectively the “Forward Purchase Agreements”, and collectively, “AMF and AIF are “Purchasers”).

Pursuant to the Forward Purchase Agreements, the Company shall issue and sell to the Purchasers, and the Purchasers shall purchase from the Company, an aggregate of 7,500,000 forward purchase shares, or “Forward Purchase Shares”, for a purchase price of $10.00 per Forward Purchase Share, or $75,000,000 in the aggregate. Each Forward Purchase Share will consist of one Class A ordinary share of the Company. The Class A ordinary shares will have the same terms as the Company’s publicly traded Class A ordinary shares but will be restricted securities and not be freely tradable until registered with the SEC.

In January 2022, the Forward Purchase Agreements were amended (“Amended Forward Purchase Agreements”) to: i) reduce the number of forward purchase shares from an aggregate of 7,500,000 to 3,000,000 and from a total $75,000,000 in the aggregate to $30,000,000 in the aggregate; and ii) to add a requirement for the Purchasers to provide a binding redemption backstop (the “Redemption Backstop”) to purchase an additional $15 million of the redeeming shares in the event that redemptions are greater than 90% in connection with a Business Combination (the “Excess Redemptions”); and iii) to add a requirement that at the time of entering into a binding agreement for the Business Combination, the Purchasers will directly provide the target merger company (Target”) with bridge financing of $30 million evidenced by a convertible promissory note (“Convertible Note”) which shall be convertible into the Company’s Class A ordinary shares at the closing of the Business Combination.